CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Cash And Cash Equivalents [Line Items]
Cash in bank	$ 13,323	$ 28,890
Short-term bank deposits	6,645	584
Cash and cash equivalents	$ 19,968	$ 29,474	$ 29,295	$ 29,023
Minimum
IFRS Cash And Cash Equivalents [Line Items]
Bank deposits, annual interest rate	1.88%
Maximum
IFRS Cash And Cash Equivalents [Line Items]
Bank deposits, term	3 months
Bank deposits, annual interest rate	4.30%